Property, equipment, intangible assets and leases - Additional details (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Long-term growth rate utilized in the impairment test of goodwill	3.30%
Average pre-tax discount rate applied to cash flow projections	13.83%	9.82%
Rent expense from short-term leases and low-value assets	R$ 1,021
Rent expense on lease liabilities	R$ 14,491	R$ 17,795